Supplemental Cash Flow Information (Tables)	6 Months Ended
Jun. 30, 2020
SUPPLEMENTAL CASH FLOW INFORMATION
Schedule of Changes in Working Capital

Changes in working capital for the three months period ended June 30, 2020 and 2019 are as follows:

(All amounts in table are expressed in thousands of Canadian dollars)

	June 30, 2020	June 30, 2019
Decrease in accounts receivables	49	27
(Increase) in prepaid expenses	-	(1)
Increase (decrease)in trade payables and accrued liabilities	183	(23)
Total changes in working capital	232	3